Properties Held for Sale	12 Months Ended
Dec. 31, 2011
Properties Held for Sale
Properties Held for Sale

3. Properties Held for Sale

In 2009, 2010 and 2011, customers transferred legal ownership of 28, 13 and five properties to the Group to settle $3,471,273, $2,091,056 and $1,479,405 in accounts receivable, respectively. Properties held for sale are stated at the lower of cost or net realizable value. Cost comprises the cost of purchase and direct costs associated with the purchase. The Group recorded a loss of $121,639 and gains of $1,348,003, and $417,610 from selling of the properties held for sale for the years ended December 31, 2009, 2010 and 2011, respectively. As of December 31, 2011, the Group held three residential properties and two commercial properties with a total carrying value of $1,287,157. As of December 31, 2010, the Group held three residential properties and 18 commercial properties with a total carrying value of $4,457,709.